UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-10331

          BlackRock California Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.6%
			California—132.1%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj.,
AAA	$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$ 7,173,845
AAA	6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,685,275
			California, GO,
A	10,000		5.50%, 11/01/33	11/13 @ 100	10,899,500
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,557,035
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,036,000
A+	9,460		Chula Vista Ca Indl. Dev. Rev., 5.00%, 12/01/27	12/15 @ 102	9,577,399
BBB	5,000		Cnty. Tobacco Sec. Agcy., Stanislaus Fdg., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,189,700
			Dept. of Wtr. Res., Pwr. Sply. Rev.,
A	4,000	[3,4]	Ser. A, 5.375%, 5/01/12	N/A	4,435,160
A	6,000	[3]	Ser. A, 5.375%, 5/01/12	N/A	6,652,740
AAA	4,000		East Bay Mun. Util. Dist. Wtr. Sys., Ser. A, 5.00%, 6/01/35	06/15 @ 100	4,172,440
AAA	10,000		Edl. Facs. Auth., Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,590,900
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II, COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,268,620
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1, Spec. Tax,
AAA	7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,082,252
AAA	7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	1,966,459
AAA	7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	1,857,028
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	5,000		Zero Coupon, 1/15/26	01/14 @ 101	4,321,200
BBB	5,000		Zero Coupon, 1/15/33	01/10 @ 25.78	1,024,000
BBB	5,000		Zero Coupon, 1/15/34	01/10 @ 24.228	962,200
BBB	13,445		Zero Coupon, 1/15/35	01/10 @ 22.819	2,436,100
BBB	1,000		Zero Coupon, 1/15/38	01/10 @ 19.014	150,750
BBB	10,030		5.75%, 1/15/40	01/10 @ 101	10,222,074
			Golden St. Tobacco Sec. Corp.,
A-	13,500		Ser. A, 5.00%, 6/01/45	06/15 @ 100	13,632,705
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,228,420
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,125,170
AAA	10,200	[3]	Ser. B, 5.50%, 6/01/13	N/A	11,340,768
AAA	5,800	[3]	Ser. B, 5.625%, 6/01/13	N/A	6,494,782
			Hlth. Facs. Fin. Auth.,
A	3,000		Insured Hlth. Facs., Valleycare Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,161,340
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,566,590
AAA	4,890	[5]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	5,012,250
			Infrastructure & Econ. Dev.,
AAA	20,035		Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 7/01/36, AMBAC	07/13 @ 100	20,788,717
A+	13,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,252,625
NR	4,965		Irvine Mobile Home Park, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,959,489
A3	7,700		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12 @ 102	8,314,537
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR	2,855		5.90%, 6/01/27	06/13 @ 100	3,012,396
NR	5,140		6.00%, 6/01/35	06/13 @ 100	5,449,479
			Live Oak Unified Sch. Dist., Cap. Apprec. Election 2004,
AAA	985		Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	205,707
AAA	1,030		Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	203,209
AAA	1,080		Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	207,306
AAA	1,125		Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	196,774
AAA	1,175		Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	194,040
AAA	1,230		Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	191,732
AAA	1,285		Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	189,049
AAA	1,340		Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	186,019
AAA	1,400		Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	182,238
AAA	1,465		Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	179,873
AAA	4,000		Los Angeles Dept. of Wtr. & Pwr. Sys., 5.00%, 7/01/35, FSA	07/15 @ 100	4,173,760
B-	4,110		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	4,249,165
BBB+	1,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	1,045,330
BBB	2,290		Poll. Ctrl. Sld. Wst., Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	2,404,958
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist., Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,201,040
AAA	15,500		Rancho Cucamonga Redev. Agcy., Tax Alloc. Rev., Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	16,011,190

1

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(cont’d)
AAA	$ 1,905		Richmond Wst. & Wtr., Zero Coupon, 8/01/31, FGIC	No Opt. Call	$ 560,051
AAA	6,500		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. Rev., Ser. 27-A, 5.25%, 5/01/31, MBIA	05/11 @ 100	6,752,720
			San Francisco City & Cnty. Redev. Agcy.,
NR	1,775		Cmnty. Facs. Dist., Mission Bay South Proj., 6.125%, 8/01/31	08/09 @ 102	1,854,201
NR	7,500		Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	7,950,600
			San Jose Multi-Fam. Hsg.,
AAA	2,880		Lenzen Hsg. Proj., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,964,211
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34	04/11 @ 100	3,680,525
AAA	1,000		San. Diego Cmnty. Coll., 5.00%, 5/01/30, FSA	05/15 @ 100	1,044,480
			Santa Clara Cnty. Hsg. Auth., Multi-Fam. Hsg.,
A3	1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31	02/12 @ 101	1,749,454
A3	1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41	02/12 @ 101	1,267,493
NR	3,075		Santa Clarita Facs. Dist., Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,155,288
			Statewide Cmnty. Dev. Auth.,
BBB+	4,000		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,071,160
AA-	10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,463,500
AAA	2,000		Upland Unified Sch. Dist., GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,121,860
NR	2,245		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	2,353,770
AAA	2,000	[3]	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,095,640

					303,706,288

			Multi-State—9.7%
			Charter Mac Equity Issuer Trust,
A3	7,000	[6]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	7,384,650
Baa1	4,000	[6]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	4,313,800
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[6]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,375,620
Baa1	3,000	[6]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,256,890

					22,330,960

			Puerto Rico—11.8%
A-	10,000		Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,416,600
			Pub. Fin. Corp.,
Aaa	10,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	10,821,200
Aaa	5,750	[3]	Ser. E, 5.75%, 2/01/07	N/A	5,894,095

					27,131,895

			Total Long-Term Investments (cost $333,579,213)		353,169,143

	Shares
	(000)

			MONEY MARKET FUND—2.2%
	5,150		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	5,150,000

			Total Investments—155.8% (cost $338,729,2137)		$ 358,319,143
			Other assets in excess of liabilities—1.6%		3,711,068
			Preferred shares at redemption value, including dividends payable—(57.4)%		(132,012,359)

			Net Assets Applicable to Common Shareholders—100%		$ 230,017,852

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $1,683,342 on 252 short U.S. Treasury Note futures contracts expiring March 2006 and 338 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on January 31, 2006 was $65,467,438, with an unrealized gain of $30,948.
[5]	Security is collateralized by U.S. Treasury obligations.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2006, the Trust held 9.7% of its net assets, with a current market value of $22,330,960, in securities restricted as to resale
[7]	Cost for Federal income tax purposes is $340,922,576. The net unrealized appreciation on a tax basis is $17,396,567, consisting of
$17,704,748 gross unrealized appreciation and $308,181 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock California Municipal Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006